Document and Entity Information	Dec. 15, 2020
Cover [Abstract]
Entity Registrant Name	TimkenSteel Corp
Amendment Flag	false
Entity Central Index Key	0001598428
Document Type	8-K
Document Period End Date	Dec. 15, 2020
Entity Incorporation State Country Code	OH
Entity File Number	1-36313
Entity Tax Identification Number	46-4024951
Entity Address, Address Line One	1835 Dueber Avenue
Entity Address, Address Line Two	SW
Entity Address, City or Town	Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44706
City Area Code	(330)
Local Phone Number	471-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	TMST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false